PREPAID EXPENSES ACCOUNTS AND OTHER RECEIVABLES (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Prepaid expenses and other receivables	$ 1,320	$ 875
GST and HST Receivables
Statement [Line Items]
Prepaid expenses and other receivables	694	344
Other Receivables
Statement [Line Items]
Prepaid expenses and other receivables	111	156
Prepaid Expenses
Statement [Line Items]
Prepaid expenses and other receivables	$ 515	$ 375